CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Millions	Share Capital [Member]	Contributed Surplus [Member]	Retained Deficit [Member]	Total
Beginning Balance at Dec. 31, 2023	$ 722.7	$ 4.6	$ (340.9)	$ 386.3
Beginning Balance (shares) at Dec. 31, 2023	217,246
Public equity offerings, net of issuance costs	$ 122.4			122.4
Public equity offerings, net of issuance costs (shares)	43,366
Exercise of options	$ 5.9	(2.0)		4.0
Exercise of options (shares)	1,712
Canceled options and performance share units		(0.2)	0.2	0.0
Share-based compensation		3.2		3.2
Loss for the year			(31.5)	(31.5)
Ending Balance at Dec. 31, 2024	$ 851.0	5.6	(372.2)	484.4
Ending Balance (shares) at Dec. 31, 2024	262,324
Public equity offerings, net of issuance costs	$ 70.5			70.5
Public equity offerings, net of issuance costs (shares)	16,724
Exercise of options	$ 11.0	(3.8)		7.2
Exercise of options (shares)	2,184
Redemption of deferred share units	$ 0.3	(0.3)		0.0
Redemption of deferred share units (shares)	103
Issued as part of business acquisition	$ 48.4			48.4
Issued as part of business acquisition (shares)	14,075
Conversion feature of the convertible senior notes		111.1		111.1
Deferred tax impact of convertible senior notes conversion feature recognized in equity		(27.4)		(27.4)
Share-based compensation		3.9		3.9
Loss for the year			(119.1)	(119.1)
Ending Balance at Dec. 31, 2025	$ 981.2	$ 89.2	$ (491.3)	$ 579.1
Ending Balance (shares) at Dec. 31, 2025	295,410